Average Annual Total Returns - FidelityStrategicRealReturnFund-ClassK6PRO - FidelityStrategicRealReturnFund-ClassK6PRO - Fidelity Strategic Real Return Fund	Nov. 29, 2022
Fidelity Strategic Real Return Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	16.02%
Since Inception	9.61%
LB124
Average Annual Return:
Past 1 year	5.96%
Since Inception	7.57%	[1]
F0665
Average Annual Return:
Past 1 year	14.66%
Since Inception	8.76%	[1]

[1]	A From October 8, 2019